Share-based Compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based Compensation
22.	Share-based compensation

The Company has a number of equity-settled share-based compensation plans which include simple and performance warrants, stock options, restricted share units (“RSUs”) and deferred share units (“DSUs”). Further detail on each of these plans is outlined below. Subsequent to the Company’s initial public offering, the Company established the stock option, RSU and DSU plans to replace the granting of simple warrants and performance warrants.

The components of share-based compensation expense are as follows:

	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Simple warrants (a)	1,539	23,918	5,029
Performance warrants (a)	(42)	11,023	1,860
Stock options (b)	651	98	—
Restricted share units (c)	4,069	220	—
Deferred share units (c)	2,349	1,119	—
Shares issued for services	—	2,320	521
	8,566	38,698	7,410

In determining the amount of share-based compensation, the Company used the Black-Scholes option pricing model to estimate the fair value of units granted during the year ended December 31, 2020, December 31, 2019 and ten months ended December 31, 2018 through application of the following assumptions:

	December 31, 2020	December 31, 2019	December 31, 2018
Risk-free interest rate	0.28% - 0.29%	1.41% - 1.88%	1.65% - 2.05%
Expected life of units (years)	10	2 - 10	0.5 – 14
Expected annualized volatility	143%	97% - 116%	80% - 106%
Expected dividend yield	Nil	Nil	Nil
Weighted average Black-Scholes value of each unit	$1.13 - $1.17	$0.67 - $23.55	$1.76 - $3.81

Volatility was estimated by using the historical volatility of peer companies that the Company considers comparable, which have trading and volatility history. The expected life in years represents the period of time that the units granted are expected to be outstanding. The risk-free rate was based on Government of Canada bond rates of comparable duration.

a)	Simple and performance warrants

The Company issued simple warrants and performance warrants to employees, directors and others at the discretion of the Board. Simple and performance warrants granted generally vest annually in thirds over a three-year period and simple warrants expire five years after the grant date.

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2020:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2019	9,815,000	$4.01	5,798,822	$2.66
Forfeited	(6,390,400)	3.79	(4,126,822)	2.04
Balance at December 31, 2020	3,424,600	$4.41	1,672,000	$4.19

The following table summarizes changes in the simple and performance warrants during the year ended December 31, 2019:

	Simple warrants outstanding	Weighted average exercise price	Performance warrants outstanding	Weighted average exercise price
Balance at December 31, 2018	6,129,866	$1.80	7,094,822	$2.04
Granted	4,795,200	6.32	723,200	12.23
Forfeited	(733,866)	2.32	(366,400)	1.21
Exercised	(376,200)	0.85	(1,652,800)	0.63
Balance at December 31, 2019	9,815,000	$4.01	5,798,822	$2.66

The following table summarizes outstanding simple and performance warrants as at December 31, 2020:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$0.63 - $0.94	1,009,400	0.74	3.54	1,009,400	0.74	3.54
$1.25 - $1.88	400,000	1.56	3.59	400,000	1.56	3.59
$2.97 - $4.53	527,200	3.05	3.64	455,200	3.01	3.54
$6.25 - $9.38	1,318,400	6.33	5.18	275,200	6.61	5.10
$12.50 - $37.50	169,600	22.28	6.49	16,000	20.60	4.50
	3,424,600	$4.41	4.34	2,155,800	$2.27	3.76
Performance warrants
$0.63 - $0.94	498,667	0.70	n/a	370,667	0.72	n/a
$1.25 - $1.88	282,133	1.42	n/a	247,467	1.40	n/a
$2.97 - $4.53	624,000	3.13	n/a	397,333	3.10	n/a
$6.25 - $9.38	150,933	7.32	n/a	38,400	6.25	n/a
$12.50 - $37.50	116,267	27.52	n/a	—	—	n/a
	1,672,000	$4.19	n/a	1,053,867	$1.98	n/a

The following table summarizes outstanding simple and performance warrants as at December 31, 2019:

	Warrants outstanding			Warrants exercisable
Range of exercise prices	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)	Number of warrants	Weighted average exercise price	Weighted average contractual life (years)
Simple warrants
$0.63 - $0.94	4,019,000	0.68	5.62	3,635,000	0.68	5.62
$1.25 - $1.88	560,000	1.50	10.18	560,000	1.50	10.18
$2.97 - $4.53	1,232,000	3.18	5.62	848,000	3.10	5.11
$6.25 - $9.38	3,462,400	6.37	4.50	80,000	6.25	4.44
$12.50 - $37.50	541,600	18.08	7.87	9,600	21.88	9.05
	9,815,000	$4.01	5.61	5,132,600	$1.29	6.02
Performance warrants
$0.63 - $0.94	3,700,690	0.64	n/a	3,546,022	0.64	n/a
$1.25 - $1.88	646,933	1.52	n/a	381,334	1.48	n/a
$2.97 - $4.53	788,000	3.09	n/a	490,666	3.08	n/a
$6.25 - $9.38	362,933	6.97	n/a	38,400	6.25	n/a
$12.50 - $37.50	300,266	23.72	n/a	—	—	n/a
	5,798,822	$2.66	n/a	4,456,422	$1.02	n/a
b)	Stock options

The Company issues stock options to employees and others at the discretion of the Board. Stock options granted generally vest annually in thirds over a three-year period and expire ten years after the grant date.

The following table summarizes changes in stock options during the year ended December 31, 2020:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2019	623,850	$4.33
Granted	481,600	1.16
Forfeited	(384,850)	4.96
Balance at December 31, 2020	720,600	$1.82

The following table summarizes changes in the stock options during the year ended December 31, 2019:

	Stock options outstanding	Weighted average exercise price
Balance at December 31, 2018	—	$—
Granted	623,850	4.33
Balance at December 31, 2019	623,850	$4.33

The following table summarizes outstanding stock options as at December 31, 2020:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$1.15	400,000	9.41	—	—
$1.19	81,600	9.49	81,600	9.49
$3.15	239,000	8.68	77,417	8.63
	720,600	9.18	159,017	9.07

The following table summarizes outstanding stock options as at December 31, 2019:

	Stock options outstanding		Stock options exercisable
Exercise prices	Number of options	Weighted average contractual life (years)	Number of options	Weighted average contractual life (years)
$3.15	373,850	9.21	22,500	4.97
$5.93	250,000	6.37	—	—
	623,850	7.97	22,500	4.97

c)	Restricted and deferred share units

RSUs are granted to employees and the vesting requirements and maximum term are at the discretion of the Board. DSUs are granted to directors and generally vest in equal quarterly instalments over a one year. RSUs and DSUs are exchangeable for an equal number of common shares.

The following table summarizes changes in RSUs and DSUs as at December 31, 2020:

	RSUs outstanding	DSUs outstanding
Balance at December 31, 2019	48,883	367,924
Granted	3,002,213	3,265,503
Forfeited	(43,813)	(310,164)
Exercised	(1,350,367)	—
Balance at December 31, 2020	1,656,916	3,323,263

The following table summarizes changes in RSUs and DSUs as at December 31, 2019:

	RSUs outstanding	DSUs outstanding
Balance at December 31, 2018	—	—
Granted	107,543	378,080
Forfeited	(700)	(7,617)
Settled	—	(2,539)
Exercised	(57,960)	—
Balance at December 31, 2019	48,883	367,924

Subsequent to December 31, 2020, the Company granted 11.9 million RSUs to employees as part of its long-term incentive program.